Long Term Debt - Schedule Of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Long-Term Debt, Total	$ 545,591	$ 515,931
Current portion of long-term debt	60,799	27,156
Long-term debt	484,792	488,775
Current portion of deferred financing costs	2,608	2,375
Deferred financing costs non-current	6,342	6,384
Total deferred financing costs	8,950	8,759
Total debt, net of deferred financing costs	536,641	507,172
Current portion of long-term debt, net	58,191	24,781
Long-term debt, net	478,450	482,391
Line of credit | Line of credit
Debt Instrument [Line Items]
Long-Term Debt, Total	120,645	99,710
Line of credit | Revolving credit facility
Debt Instrument [Line Items]
Long-Term Debt, Total	105,000	93,000
Sale and leaseback financing
Debt Instrument [Line Items]
Long-Term Debt, Total	216,082	212,857
Bonds
Debt Instrument [Line Items]
Long-Term Debt, Total	103,864	110,364
Safe Bulkers | Line of credit | Line of credit | September 2021
Debt Instrument [Line Items]
Long-Term Debt, Total	0	10,500
Safe Bulkers | Line of credit | Line of credit | December 2021
Debt Instrument [Line Items]
Long-Term Debt, Total	0	20,600
Safe Bulkers | Line of credit | Revolving credit facility | December 2021
Debt Instrument [Line Items]
Long-Term Debt, Total	0	13,000
Monagrouli | Line of credit | Line of credit | April 2020
Debt Instrument [Line Items]
Long-Term Debt, Total	16,720	19,360
Pelea - Vasstwo - Eniaprohi - Vassone | Line of credit | Line of credit | December 2018
Debt Instrument [Line Items]
Long-Term Debt, Total	17,750	23,750
Staloudi - Marilem - Kastrolem | Line of credit | Line of credit | April 2024
Debt Instrument [Line Items]
Long-Term Debt, Total	40,800	0
Shimafive | Sale and leaseback financing | October 2023
Debt Instrument [Line Items]
Long-Term Debt, Total	22,500	25,500
Shimaseven | Line of credit | Line of credit | January 2024
Debt Instrument [Line Items]
Long-Term Debt, Total	22,875	0
Eptaprohi - Soffive - Marinouki - Marathassa - Pemer - Lofou | Line of credit | Revolving credit facility | December 2022
Debt Instrument [Line Items]
Long-Term Debt, Total	60,000	50,000
Armonikos - Metamou - Vaslem - Stalem | Line of credit | Revolving credit facility | August 2024
Debt Instrument [Line Items]
Long-Term Debt, Total	20,000	0
Pentakomo - Maxdekatria - Gloverthree - Gloverseven | Line of credit | Revolving credit facility | June 2023
Debt Instrument [Line Items]
Long-Term Debt, Total	25,000	30,000
Maxdeka | Sale and leaseback financing | November 2019
Debt Instrument [Line Items]
Long-Term Debt, Total	10,589	12,821
Shikoku | Sale and leaseback financing | November 2019
Debt Instrument [Line Items]
Long-Term Debt, Total	11,138	13,486
Shikokutessera | Sale and leaseback financing | November 2019
Debt Instrument [Line Items]
Long-Term Debt, Total	10,972	13,216
Glovertwo | Sale and leaseback financing | November 2019
Debt Instrument [Line Items]
Long-Term Debt, Total	10,200	12,342
Maxtessera | Sale and leaseback financing | April 2021
Debt Instrument [Line Items]
Long-Term Debt, Total	17,925	21,401
Kyotofriendo One | Sale and leaseback financing | September 2022
Debt Instrument [Line Items]
Long-Term Debt, Total	18,689	21,737
Pinewood | Sale and leaseback financing | February 2021
Debt Instrument [Line Items]
Long-Term Debt, Total	16,951	18,823
Shikokuepta | Sale and leaseback financing | August 2021
Debt Instrument [Line Items]
Long-Term Debt, Total	17,167	19,167
Agros | Sale and leaseback financing | May 2022
Debt Instrument [Line Items]
Long-Term Debt, Total	21,450	23,197
Yasudyo | Sale and leaseback financing | September 2023
Debt Instrument [Line Items]
Long-Term Debt, Total	27,251	29,051
Shimaeight | Sale and leaseback financing | November 2023
Debt Instrument [Line Items]
Long-Term Debt, Total	25,750	27,616
Safe Bulkers Participations | Bonds | February 2022
Debt Instrument [Line Items]
Long-Term Debt, Total	103,864	110,364
Shimasix | Sale and leaseback financing | January 2024
Debt Instrument [Line Items]
Long-Term Debt, Total	$ 28,000	$ 0